Determination of fair value (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of fair value measurement of assets and liabilities
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2023
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	92,628,880	10,653,332	—	103,282,212	103,282,212
Derivative financial instruments	977,441	22,756,025	—	23,733,466	23,733,466
Investments in associates measured at fair value	—	—	1,450,704	1,450,704	1,450,704
Fair value through other comprehensive income
Securities	44,062,950	—	—	44,062,950	44,062,950
Evaluated at amortized cost
Securities	3,773,404	3,082,017	—	6,855,421	6,855,421
Securities purchased under agreements to resell	—	13,551,224	—	13,551,224	14,888,978
Securities trading and intermediation	—	2,932,319	—	2,932,319	2,932,319
Accounts receivable	—	681,190	—	681,190	681,190
Loan operations	—	20,874,930	—	28,551,935	28,551,935
Other financial assets	—	4,208,743	—	4,208,743	4,208,743
Financial liabilities
Fair value through profit or loss
Securities	19,949,021	474,053	—	20,423,074	20,423,074
Derivative financial instruments	662,084	24,123,332	—	24,785,416	24,785,416
Evaluated at amortized cost
Securities sold under repurchase agreements	—	44,589,653	—	44,589,653	33,340,511
Securities trading and intermediation	—	16,943,539	—	16,943,539	16,943,539
Financing instruments payable	—	61,098,677	—	61,098,677	60,365,590
Borrowings	—	3,174,285	—	3,174,285	2,199,422
Accounts payables	—	948,218	—	948,218	948,218
Other financial liabilities	—	11,659,653	571,723	12,231,376	12,231,376

	2022
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	73,022,643	14,490,361	—	87,513,004	87,513,004
Derivative financial instruments	296,249	8,920,906	—	9,217,155	9,217,155
Investments in associates measured at fair value	—	—	1,523,425	1,523,425	1,523,425
Fair value through other comprehensive income
Securities	34,478,668	—	—	34,478,668	34,478,668
Evaluated at amortized cost
Securities	7,579,658	1,695,368	—	9,275,026	9,272,103
Securities purchased under agreements to resell	—	7,172,777	—	7,172,777	7,603,820
Securities trading and intermediation	—	3,271,000	—	3,271,000	3,271,000
Accounts receivable	—	597,887	—	597,887	597,887
Loan operations	—	20,874,930	—	20,874,930	22,211,161
Other financial assets	—	3,517,189	—	3,517,189	3,517,189
Financial liabilities
Fair value through profit or loss
Securities	13,048,246	481,019	—	13,529,265	13,529,265
Derivative financial instruments	167,874	8,437,535	—	8,605,409	8,605,409
Evaluated at amortized cost
Securities sold under repurchase agreements	—	31,370,050	—	31,370,050	31,790,091
Securities trading and intermediation	—	16,062,697	—	16,062,697	16,062,697
Financing instruments payable	—	43,669,798	—	43,669,798	43,683,629
Borrowings	—	1,814,714	—	1,814,714	1,865,880
Accounts payables	—	617,394	—	617,394	617,394
Other financial liabilities	—	10,987,283	566,930	11,554,213	11,554,213